GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance		¥ 61,243	¥ 116,843
Acquisition of CHS		3,074
Disposal of centers					¥ (1,688)	¥ (32,539)
Amortization expenses	$ (2,960)	(19,176)	(23,061)	¥ (29,669)
Intangible assets, net, ending balance	6,708	43,453	61,243	116,843
Intangible assets, cost					165,737
Less: accumulated amortization					(122,269)
Intangible assets, net	6,708	43,453	61,243	116,843	43,453	61,243
Customer Relationships [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		¥ 56,109	75,880
Acquisition of CHS
Disposal of centers					(1,688)	(3,388)
Amortization expenses		¥ (14,937)	(16,383)
Intangible assets, net, ending balance	6,095	39,484	56,109	75,880
Intangible assets, cost					142,671
Less: accumulated amortization					(103,187)
Intangible assets, net	6,095	56,109	75,880	75,880	¥ 39,484	56,109
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		¥ 2,684	4,176
Acquisition of CHS
Disposal of centers						(222)
Amortization expenses		¥ (1,002)	(1,270)
Intangible assets, net, ending balance	260	1,682	2,684	4,176
Intangible assets, cost					¥ 15,078
Less: accumulated amortization					(13,396)
Intangible assets, net	260	2,684	4,176	4,176	¥ 1,682	2,684
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance		2,450	36,787
Acquisition of CHS		3,074
Disposal of centers						(28,929)
Amortization expenses		(3,237)	(5,408)
Intangible assets, net, ending balance	353	2,287	2,450	36,787
Intangible assets, cost					¥ 7,974
Less: accumulated amortization					(5,687)
Intangible assets, net	$ 353	¥ 2,450	¥ 36,787	¥ 36,787	¥ 2,287	¥ 2,450